Unsecured Convertible Loan Notes and Derivative Financial Instruments - Convertible Notes Presented in Consolidated Balance Sheet (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	$ 62,070,139
Loss on extinguishment of convertible notes	2,483,120
Ending Balance	59,339,435
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	60,715,628
Conversions	(3,537,619)
Accretion of costs of issue of convertible note	486,710
Interest expense	893,258
Ending Balance	58,557,977
Borrowings | LG Energy Solution
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	32,161,978
Conversions	0
Interest expense	893,258
Ending Balance	33,055,236
Borrowings | Yorkville
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	28,553,650
Conversions	(3,537,619)
Accretion of costs of issue of convertible note	486,710
Interest expense	0
Ending Balance	25,502,741
Derivative Financial Instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	7,225,149
Fair value loss (gain)	(3,820,442)
Loss on extinguishment of convertible notes	2,433,871
Conversions	(3,054,953)
Effect of foreign currency movements	114,984
Ending Balance	2,898,609
Derivative Financial Instruments | LG Energy Solution
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	1,680,427
Fair value loss (gain)	(1,512,529)
Loss on extinguishment of convertible notes	0
Conversions	0
Effect of foreign currency movements	(115)
Ending Balance	167,783
Derivative Financial Instruments | Yorkville
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	5,544,722
Fair value loss (gain)	(2,307,913)
Loss on extinguishment of convertible notes	2,433,871
Conversions	(3,054,953)
Effect of foreign currency movements	115,099
Ending Balance	$ 2,730,826